Financial structure and financial costs - Impact on statement of income, Impact of hedging strategies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Loans and receivables	$ 161	$ 53	$ 82
Financing liabilities and associated hedging instruments	(1,927)	(1,395)	(1,111)
Fair value hedge (ineffective portion)	(6)	(1)	3
Assets and liabilities held for trading	(349)	(191)	(78)
Cost of net debt (Note 15)	(2,121)	(1,534)	(1,104)
Impact of the hedging strategies
Revaluation at market value of bonds	1,332	(2,519)	693
Swap hedging of bonds	(1,338)	2,518	(690)
Ineffective portion of the fair value hedge	(6)	(1)	3
Net investment hedge
Balance as of the beginning of the period	(762)	(658)	(674)
Variations	38	(104)	16
Balance as of the end of the period	(724)	(762)	(658)
Hedging instruments of non-current financial debt
Cash flow hedge
Profit (Loss) recorded in equity during the period	24	253	308
Recycled amount from equity to the income statement during the period	(116)	266	(52)
Ineffective portion of the cash flow hedges	$ 0	$ 0	$ 0